Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Common Stock	Treasury Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Non-controlling interests	Total
Balance at Dec. 31, 2021	$ 77,385	$ (2,392,203)	$ 449,479,461	$ (4,216,102)	$ 251,786		$ 443,200,327
Balance (in Shares) at Dec. 31, 2021	77,385,130
Stock issuance and award	$ 284		746,636				746,920
Stock issuance and award (in Shares)	283,600
Stock based compensation			1,231,566				1,231,566
Stock buyback		(7,415,617)	(84,018)				(7,499,635)
Capital contribution from shareholder						1,449,842	1,449,842
Net income (loss)				(12,123,663)		(727,361)	(12,851,024)
Foreign currency translation					(28,585,025)		(28,585,025)
Balance at Dec. 31, 2022	$ 77,669	(9,807,820)	451,373,645	(16,339,765)	(28,333,239)	722,481	397,692,971
Balance (in Shares) at Dec. 31, 2022	77,668,730
Stock issuance and award	$ 11,686		9,357,192				9,368,878
Stock issuance and award (in Shares)	11,685,968
Stock based compensation			3,476,058				3,476,058
Stock buyback		(507,013)	(3,731)				(510,744)
Cancellation of the Treasury Stock	$ (3,489)	9,807,820	(9,804,331)
Cancellation of the Treasury Stock (in Shares)	(3,488,559)
Stock option exercise	$ 1,667		3,448,322				3,449,989
Stock option exercise (in Shares)	1,666,661
Net income (loss)				7,132		1,662,635	1,669,767
Foreign currency translation					(8,636,827)		(8,636,827)
Balance at Dec. 31, 2023	$ 87,533	(507,013)	457,847,155	(16,332,633)	(36,970,066)	2,385,116	$ 406,510,092
Balance (in Shares) at Dec. 31, 2023	87,532,800						87,348,234
Stock issuance and award	$ 20		4,532,762				$ 4,532,782
Stock issuance and award (in Shares)	20,000
Stock based compensation			1,584,443				1,584,443
Stock buyback		(3,878,869)	(41,487)				(3,920,356)
Net income (loss)				(50,495,663)		(454,683)	(50,950,346)
Foreign currency translation					(11,127,149)		(11,127,149)
Balance at Dec. 31, 2024	$ 87,553	$ (4,385,882)	$ 463,922,873	$ (66,828,296)	$ (48,097,215)	$ 1,930,433	$ 346,629,466
Balance (in Shares) at Dec. 31, 2024	87,552,800						85,475,666